Segment information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
5. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization and interest income from advances to joint ventures and the demand note due from Höegh LNG and interest expense related to the seller’s credit note and the outstanding balance on the $85 million revolving credit facility are included in “Other.”

For the year ended December 31, 2017, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating leases related to the Höegh Gallant and the Höegh Grace. For the years ended December 31, 2016 and 2015, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating lease related to the Höegh Gallant from the acquisition date of October 1, 2015.

As of December 31, 2017, 2016 and 2015, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the consolidated financial statements, except that i) Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated financial statements and ii) non-controlling interest in Segment EBITDA is subtracted in the segment note to reflect the Partnership’s interest in Segment EBITDA as the Partnership’s segment profit measure, Segment EBITDA. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting. On January 1, 2017, the Partnership began consolidating its acquired 51% interest in the Höegh Grace entities. Since the Partnership obtained control of the Höegh Grace entities on that date, it consolidated 100% of the revenues, expenses, assets and liabilities of the Höegh Grace entities and the interest not owned by the Partnership was reflected as non-controlling interest in net income and non-controlling interest in total equity under US GAAP. Management monitored the results of operations of the Höegh Grace entities based on the Partnership’s 51% interest in Segment EBITDA of such entities and, therefore, subtracted the non-controlling interest in Segment EBITDA to present Segment EBITDA. The adjustment to non-controlling interest in Segment EBITDA is reversed to reconcile to operating income and net income in the segment presentation. On December 1, 2017, the Partnership acquired the remaining 49% ownership interest in the Höegh Grace entities and, as of that date, there is no longer a non-controlling interest in the Höegh Grace entities.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the years ended December 31, 2017, 2016 and 2015.

	Year ended December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$143,531	42,165	—	185,696	(42,165)	(1)	$143,531
Accrual historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)(2)	—
Total revenues	143,531	30,315	—	173,846			143,531
Operating expenses	(27,612)	(8,628)	(6,089)	(42,329)	8,628	(1)	(33,701)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	5,139	(1)	5,139
Less: Non-controlling interest in Segment EBITDA	(19,210)	—	—	(19,210)	19,210	(3)	—
Segment EBITDA	96,558	21,687	(6,089)	112,156
Add: Non-controlling interest in Segment EBITDA	19,210	—	—	19,210	(19,210)	(3)	—
Depreciation and amortization	(21,054)	(9,815)	—	(30,869)	9,815	(1)	(21,054)
Operating income (loss)	94,714	11,872	(6,089)	100,497			93,764
Gain (loss) on derivative instruments	2,463	7,194	—	9,657	(7,194)	(1)	2,463
Other financial income (expense), net	(29,656)	(13,927)	(3,503)	(47,086)	13,927	(1)	(33,159)
Income (loss) before tax	67,521	5,139	(9,592)	63,068	—		63,068
Income tax benefit (expense)	(3,893)	—	15	(3,878)	—		(3,878)
Net income (loss)	$63,628	5,139	(9,577)	59,190	—		$59,190
Non-controlling interest in net income	10,408	—	—	10,408			10,408
Preferred unitholders’ interest in net income	—	—	—	—	2,480	(4)	2,480
Limited partners' interest in net income (loss)	$53,220	5,139	(9,577)	48,782	(2,480)	(4)	$46,302

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	For additional information, refer to note 20 under “Joint ventures claims and accruals.”
(3)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

(4)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	As of December 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$679,041	265,642	—	944,683	(265,642)	(1)	$679,041
Net investment in direct financing lease	286,626	—	—	286,626	—		286,626
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,263	3,263	—		3,263
Total assets	1,041,517	287,562	17,442	1,346,521	(287,562)	(1)	1,058,959
Accumulated losses of joint ventures	—	—	50	50	(20,796)	(1)	(20,746)
Expenditures for vessels & equipment	287	525	—	811	(524)	(2)	287
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	3,485	—	—	3,485	—		3,485
Amortization of above market contract	3,631	—	—	3,631	—		3,631
Non-controlling interest: amortization of above market contract	$(553)	—	—	(553)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$91,107	43,272	—	134,379	(43,272)	$91,107
Total revenues	91,107	43,272	—	134,379		91,107
Operating expenses	(19,043)	(9,107)	(6,755)	(34,905)	9,107	(25,798)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	16,622	16,622
Segment EBITDA	71,749	34,165	(6,755)	99,159
Depreciation and amortization	(10,552)	(9,525)	—	(20,077)	9,525	(10,552)
Operating income (loss)	61,197	24,640	(6,755)	79,082		71,064
Gain (loss) on derivative instruments	1,839	7,092	—	8,931	(7,092)	1,839
Other financial income (expense), net	(23,381)	(15,110)	(4,273)	(42,764)	15,110	(27,654)
Income (loss) before tax	39,655	16,622	(11,028)	45,249	—	45,249
Income tax expense	(3,852)	—	(20)	(3,872)	—	(3,872)
Net income (loss)	$35,803	16,622	(11,048)	41,377	—	$41,377

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Vessels, net of accumulated depreciation	$342,591	274,932	—	617,523	(274,932)	(1)	$342,591
Net investment in direct financing lease	290,111	—	—	290,111	—		290,111
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,218	7,218	—		7,218
Total assets	698,869	298,712	111,598	1,109,179	(298,712)	(1)	810,467
Accumulated losses of joint ventures	—	—	50	50	(25,936)	(1)	(25,886)
Expenditures for vessels & equipment	537	783	—	1,320	(783)	(2)	537
Expenditures for drydocking	—	135	—	135	(135)	(2)	—
Principal repayment direct financing lease	3,192	—	—	3,192	—		3,192
Amortization of above market contract	$2,405	—	—	2,405	—		$2,405

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Year ended December 31, 2015
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$57,465	42,698	—	100,163	(42,698)	$57,465
Total revenues	57,465	42,698	—	100,163		57,465
Operating expenses	(12,346)	(9,493)	(6,066)	(27,905)	9,493	(18,412)
Equity in earnings (losses) of joint ventures	—	—	—	—	17,123	17,123
Segment EBITDA	45,119	33,205	(6,066)	72,258
Depreciation and amortization	(2,653)	(9,227)	—	(11,880)	9,227	(2,653)
Operating income (loss)	42,466	23,978	(6,066)	60,378		53,523
Gain (loss) on derivative instruments	949	9,246	—	10,195	(9,246)	949
Other financial income (expense), net	(18,275)	(16,101)	5,395	(28,981)	16,101	(12,880)
Income (loss) before tax	25,140	17,123	(671)	41,592	—	41,592
Income tax expense	(333)	—	20	(313)	—	(313)
Net income (loss)	$24,807	17,123	(651)	41,279	—	$41,279

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

For the years ended December 31, 2017, 2016 and 2015, the percentage of consolidated total revenues from the following customers accounted for over 10% of the consolidated total revenues:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
PT PGN LNG Indonesia	33%	50%	79%
Höegh LNG Egypt LLC	31%	50%	21%
Sociedad Portuaria El Cayao S.A. E.S.P.	36%	—	—